INCOME TAX (Details) - Schedule of components of the deferred tax provision (benefit) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	$ (59,000)	$ (137,000)
Book depreciation exceeding tax depreciation [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	487,700	504,386
Reserve for bad debts [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	5,673	61,355
Lease expense per book in excess of cash paid [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(229,069)	(233,818)
Federal net operating loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(213,025)	(206,360)
State net operating loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(135,443)	(124,894)
Rental income received in advance [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(126,771)	(29,954)
Unbilled receivables [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	153,480	109,911
Other [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	$ (1,545)	$ (217,626)